Liquidity	6 Months Ended
Mar. 31, 2021
Liquidity
Liquidity

NOTE 3— LIQUIDITY

As reflected in the Company’s unaudited condensed consolidated financial statements, the Company is currently constructing a new manufacturing plant. As of March 31, 2021, the Company had future minimum capital expenditure commitment on its construction-in-progress (“CIP”) project of approximately $0.7 million within the next twelve months. The Company also had large unpaid tax liabilities of approximately $5.7 million, which are expected to be settled with local tax authorities within one year. Furthermore, the ongoing outbreak of COVID-19 may continue to negatively impact the Company’s business operations. A resurgence could negatively affect the Company’s ability to fulfil customer sales orders and collect customer payments timely, or disrupt the Company’s supply chain. As a result, there is a possibility that the Company’s revenue and cash flows may underperform in the next 12 months.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of March 31, 2021, the Company had cash on hand of $1,040,607. The Company also had outstanding accounts receivable of approximately $8.9 million, of which approximately $8.7 million or 97.4% has been subsequently collected as of the date of this filing and the remaining balance is expected to be collected in August, 2021. Cash collection from accounts receivable, and the proceeds from the Company’s initial public offerings (“IPO”), including the proceeds from the sale of the over-allotment shares (see Note 18), are available for use as working capital, and are able to cover future minimum CIP expenditure of $0.7 million.

As of March 31, 2021, the Company had outstanding bank loans of approximately $6.2 million from several PRC banks (including short-term bank loans of approximately $1.8 million, current portion of long-term bank loans of approximately $2.3 million and long-term loan of $2.1 million). Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. From April 1 to July 31, 2021, the Company secured an aggregate of $0.5 million (RMB 3 million) loans with PRC banks and financial institutions as working capital loan (see Note 18). In addition to the current borrowings, from November 2020 to July 2021, the Company secured an aggregate of $9.0 million (RMB 59 million) lines of credit with PRC banks as working capital loan (including $2.3 million (RMB 15 million) line of credit with Huaxia Bank for one year, $2.0 million (RMB 13 million) line of credit with Bohai Bank for one year, $2.7 million (RMB 18 million) line of credit with Bank of China for one year and $2.0 million (RMB 13 million) line of credit with Qishang Bank for three years.) (see Note 9 and Note 18). As of the date of this filing, the Company had borrowed $1.2 million (RMB 8 million) out of these lines of credit and had the availability to borrow additional maximum loans of $7.8 million (RMB 51 million) under these lines of credit before December 2023.

On June 28, 2021, the Company closed its initial public offering (“IPO”) of 2,200,000 ordinary shares, par value US$0.0001 per share at a public offering price of $5.00 per share. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 330,000 shares. The Company received total net proceeds of approximately $11.3 million from closing its IPO.

The above mentioned $7.8 million unused line of credit and $11.3 million net proceeds received from the IPO may be able to cover $5.7 million unpaid tax liabilities and minimum capital expenditure on the CIP project within the next 12 months from the date of this filing. Furthermore, the Company’s controlling shareholder, Mr. Yongwei Hu, also made pledges to provide continuous financial support to the Company for at least next 12 months from the issuance of the Company’s unaudited condensed consolidated financial statements.

Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date of this filing.